Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Current tax expense:
Federal			$ 23	$ 24	$ 11
State			2	2	2
International			153	28	21
Total current tax expense			178	54	34
Deferred tax expense (benefit):
Federal			2	0	0
State			0	0	0
International			(52)	(2)	3
Net deferred tax expense (benefit)			(50)	(2)	3
Income tax provision	$ 4	$ 3	$ 128	$ 52	$ 38